UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

March 31, 2014

1.799878.110

VIPHI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.6%
	Principal Amount	Value
Aerospace - 0.9%
GenCorp, Inc. 7.125% 3/15/21	$ 895,000	$ 969,956
TransDigm, Inc.:
5.5% 10/15/20	7,785,000	7,921,238
7.5% 7/15/21	2,750,000	3,045,625
Triumph Group, Inc. 4.875% 4/1/21	2,210,000	2,176,850
		14,113,669
Air Transportation - 2.8%
Air Canada 6.625% 5/15/18 (d)	4,995,000	5,119,775
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	480,502	491,313
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,767,013	3,182,065
5.5% 4/29/22	3,015,000	3,173,288
6.125% 4/29/18 (d)	520,000	547,950
9.25% 5/10/17	655,343	733,985
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (d)	1,985,000	2,138,838
6.75% 5/23/17	1,985,000	2,143,800
8.021% 8/10/22	1,462,738	1,685,805
8.954% 8/10/14	1,144,613	1,156,059
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	553,781	603,178
U.S. Airways Group, Inc. 6.125% 6/1/18	3,130,000	3,290,413
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,663,038
Series 2013-1 Class B, 5.375% 5/15/23	710,000	718,875
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,348,273	2,524,394
9.75% 1/15/17	1,469,384	1,689,791
12% 1/15/16 (d)	392,683	443,732
United Continental Holdings, Inc.:
6% 12/1/20	4,505,000	4,685,200
6% 7/15/26	3,030,000	2,863,350
6% 7/15/28	3,050,000	2,806,000
6.375% 6/1/18	300,000	323,625
		43,984,474
Automotive - 3.5%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	575,000	598,719
6.25% 3/15/21	6,980,000	7,433,700
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	3,930,000	4,303,350
8% 6/15/19 (d)	4,530,000	4,966,013

	Principal Amount	Value
8.25% 6/15/21 (d)	$ 4,595,000	$ 5,192,350
Dana Holding Corp.:
5.375% 9/15/21	1,085,000	1,128,400
6% 9/15/23	1,085,000	1,129,756
6.5% 2/15/19	1,505,000	1,606,588
6.75% 2/15/21	1,710,000	1,859,625
General Motors Co.:
3.5% 10/2/18 (d)	6,295,000	6,413,031
6.25% 10/2/43 (d)	2,340,000	2,533,050
General Motors Financial Co., Inc.:
3.25% 5/15/18	6,900,000	6,960,375
4.75% 8/15/17	3,370,000	3,601,688
Jaguar Land Rover PLC 4.125% 12/15/18 (d)	2,675,000	2,738,531
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(f)	4,625,000	4,919,844
		55,385,020
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
2.75% 1/30/17	3,010,000	3,040,100
3.5% 1/27/19	2,715,000	2,715,000
4.75% 9/10/18	6,810,000	7,201,575
GMAC LLC 8% 12/31/18	2,465,000	2,939,513
Royal Bank of Scotland Group PLC 6% 12/19/23	385,000	394,222
Synovus Financial Corp.:
5.125% 6/15/17	760,000	796,100
7.875% 2/15/19	1,568,000	1,779,680
		18,866,190
Broadcasting - 1.7%
AMC Networks, Inc. 4.75% 12/15/22	4,130,000	4,109,350
Clear Channel Communications, Inc.:
4.9% 5/15/15	4,585,000	4,556,344
5.5% 12/15/16	14,260,000	13,618,300
Starz LLC/Starz Finance Corp. 5% 9/15/19	4,990,000	5,152,175
		27,436,169
Building Materials - 3.0%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	3,992,800
6.875% 8/15/18 (d)	4,490,000	4,714,500
Building Materials Holding Corp. 9% 9/15/18 (d)	4,410,000	4,862,025
CEMEX Finance LLC 6% 4/1/24 (d)	2,170,000	2,175,425
CEMEX S.A.B. de CV 6.5% 12/10/19 (d)	1,365,000	1,452,019
HD Supply, Inc.:
7.5% 7/15/20	7,655,000	8,353,519
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
HD Supply, Inc.: - continued
8.125% 4/15/19	$ 3,615,000	$ 4,030,725
Headwaters, Inc.:
7.25% 1/15/19 (d)	905,000	943,463
7.625% 4/1/19	2,525,000	2,720,688
Masco Corp. 5.95% 3/15/22	1,815,000	1,969,275
Ply Gem Industries, Inc. 6.5% 2/1/22 (d)	2,035,000	2,050,263
Texas Industries, Inc. 9.25% 8/15/20	7,285,000	8,414,175
U.S. Concrete, Inc. 8.5% 12/1/18 (d)	1,160,000	1,252,800
USG Corp. 5.875% 11/1/21 (d)	330,000	351,450
		47,283,127
Cable TV - 2.7%
Cablevision Systems Corp. 7.75% 4/15/18	740,000	845,450
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,155,000	2,284,300
7% 1/15/19	6,450,000	6,820,875
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	3,395,000	3,547,775
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	4,290,000	4,247,100
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	710,000	706,450
DISH DBS Corp. 4.25% 4/1/18	1,705,000	1,779,594
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	2,085,000	2,356,050
Lynx I Corp. 5.375% 4/15/21 (d)	2,550,000	2,632,875
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	2,195,000	2,321,213
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (d)	4,325,000	4,411,500
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	2,375,000	2,618,438
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	7,920,000	8,474,400
		43,046,020
Capital Goods - 0.3%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	4,098,100
Chemicals - 2.5%
Ashland, Inc. 3.875% 4/15/18	2,165,000	2,235,363
INEOS Finance PLC 8.375% 2/15/19 (d)	3,355,000	3,707,275

	Principal Amount	Value
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	$ 4,574,000	$ 4,962,790
LSB Industries, Inc. 7.75% 8/1/19 (d)	1,785,000	1,914,413
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	3,140,000	3,249,900
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (d)	10,000	9,800
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,850,000	2,942,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	14,895,000	15,993,506
Tronox Finance LLC 6.375% 8/15/20	3,675,000	3,776,063
		38,791,735
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	5,415,000	5,266,088
Containers - 2.9%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (d)	3,060,000	3,241,050
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	1,415,000	1,505,206
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (d)	910,000	950,950
6.75% 1/31/21 (d)	1,055,000	1,102,475
7% 11/15/20 (d)	874,412	920,318
7.375% 10/15/17 (d)	335,000	355,938
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (d)	1,880,000	1,927,000
6% 6/15/17 (d)	2,525,000	2,613,375
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	2,138,047	2,241,876
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	8,240,000	7,869,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,330,000	10,820,675
8.5% 5/15/18 (c)	6,290,000	6,596,638
9.875% 8/15/19	5,310,000	5,933,925
		46,078,626
Diversified Financial Services - 6.5%
Aircastle Ltd.:
4.625% 12/15/18	1,245,000	1,274,569
5.125% 3/15/21	2,800,000	2,803,500
6.25% 12/1/19	1,740,000	1,879,200
6.75% 4/15/17	2,030,000	2,255,838
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
CIT Group, Inc.:
3.875% 2/19/19	$ 2,525,000	$ 2,552,629
5.25% 3/15/18	4,935,000	5,305,125
5.5% 2/15/19 (d)	5,555,000	5,985,513
FLY Leasing Ltd. 6.75% 12/15/20	4,590,000	4,796,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (d)	1,780,000	1,797,800
4.875% 3/15/19 (d)	5,645,000	5,743,788
5.875% 2/1/22 (d)	3,655,000	3,709,825
6% 8/1/20 (d)	8,415,000	8,919,900
ILFC E-Capital Trust I 5.46% 12/21/65 (d)(f)	6,955,000	6,572,475
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	5,260,000	5,102,200
International Lease Finance Corp.:
3.875% 4/15/18	2,365,000	2,412,300
4.625% 4/15/21	2,020,000	2,020,000
5.875% 4/1/19	5,485,000	5,992,363
5.875% 8/15/22	3,480,000	3,680,100
6.25% 5/15/19	2,245,000	2,475,113
8.75% 3/15/17	1,075,000	1,261,781
SLM Corp.:
4.875% 6/17/19	3,775,000	3,836,064
5.5% 1/15/19	12,695,000	13,424,963
5.5% 1/25/23	4,900,000	4,808,125
8% 3/25/20	1,565,000	1,801,706
8.45% 6/15/18	1,560,000	1,836,900
		102,248,327
Diversified Media - 1.4%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	2,715,000	2,881,294
6.5% 11/15/22	4,990,000	5,333,063
MDC Partners, Inc. 6.75% 4/1/20 (d)	4,630,000	4,873,075
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	4,525,000	4,558,938
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	3,610,000	3,767,938
		21,414,308
Electric Utilities - 3.1%
Atlantic Power Corp. 9% 11/15/18	8,740,000	9,220,700
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	1,205,000	1,301,400
NRG Energy, Inc.:
6.25% 7/15/22 (d)	3,810,000	3,914,775
7.625% 1/15/18	5,090,000	5,713,525
NSG Holdings II, LLC 7.75% 12/15/25 (d)	13,550,000	14,464,625

	Principal Amount	Value
The AES Corp.:
4.875% 5/15/23	$ 3,475,000	$ 3,318,625
7.375% 7/1/21	9,660,000	11,012,400
		48,946,050
Energy - 10.8%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	4,265,000	4,296,988
4.875% 3/15/24	1,005,000	1,002,488
Approach Resources, Inc. 7% 6/15/21	1,535,000	1,581,050
Basic Energy Services, Inc. 7.75% 2/15/19	615,000	660,356
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.5% 4/15/21 (d)	4,745,000	4,745,000
Chesapeake Energy Corp. 6.125% 2/15/21	4,515,000	4,921,350
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	654,975
6.125% 7/15/22	1,745,000	1,878,056
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,680,000	1,743,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	1,175,000	1,227,875
7.75% 4/1/19	2,315,000	2,511,775
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,505,000	1,584,013
Denbury Resources, Inc.:
4.625% 7/15/23	4,635,000	4,310,550
6.375% 8/15/21	2,550,000	2,722,125
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	7,515,000	7,890,750
Energy Partners Ltd. 8.25% 2/15/18	4,350,000	4,708,875
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,015,000	4,506,838
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,655,000	1,787,400
9.375% 5/1/20	8,685,000	10,042,031
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,312,000	3,465,180
Exterran Holdings, Inc. 7.25% 12/1/18	7,855,000	8,296,844
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	6,300,000	6,268,500
6% 10/1/22 (d)	1,770,000	1,741,167
Forbes Energy Services Ltd. 9% 6/15/19	4,680,000	4,691,700
Gibson Energy, Inc. 6.75% 7/15/21 (d)	3,425,000	3,673,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hornbeck Offshore Services, Inc.:
5% 3/1/21	$ 2,465,000	$ 2,421,863
5.875% 4/1/20	1,240,000	1,295,800
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (d)	970,000	959,341
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	6,070,000	6,494,900
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,890,000	1,923,075
7.5% 11/1/19	7,160,000	7,625,400
Oil States International, Inc. 6.5% 6/1/19	3,300,000	3,473,250
Pacific Drilling SA 5.375% 6/1/20 (d)	4,750,000	4,714,375
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (d)	2,135,000	2,252,425
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	3,225,000	3,458,813
Precision Drilling Corp. 6.625% 11/15/20	2,505,000	2,680,350
Samson Investment Co. 10.75% 2/15/20 (d)	11,155,000	12,158,950
SemGroup Corp. 7.5% 6/15/21	2,775,000	3,010,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	2,445,000	2,267,738
5.25% 5/1/23	4,876,000	4,827,240
6.375% 8/1/22	592,000	629,000
6.875% 2/1/21	2,840,000	3,045,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	855,000	906,300
Western Refining, Inc. 6.25% 4/1/21	5,905,000	6,111,675
Whiting Petroleum Corp.:
5% 3/15/19	4,610,000	4,875,075
5.75% 3/15/21	4,815,000	5,176,125
		171,220,669
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (d)	1,245,000	1,276,125
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	1,735,000	1,780,544
5.375% 11/1/23 (d)	1,310,000	1,346,025
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	2,970,000	3,081,375
		7,484,069

	Principal Amount	Value
Environmental - 0.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20	$ 5,875,000	$ 6,389,063
Clean Harbors, Inc.:
5.125% 6/1/21	3,450,000	3,519,000
5.25% 8/1/20	2,590,000	2,667,700
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	200,000	213,500
Tervita Corp.:
9.75% 11/1/19 (d)	1,325,000	1,285,250
10.875% 2/15/18 (d)	690,000	696,265
		14,770,778
Food & Drug Retail - 0.7%
JBS Investments GmbH:
7.25% 4/3/24	1,815,000	1,815,000
7.75% 10/28/20 (d)	3,740,000	3,945,700
SUPERVALU, Inc. 6.75% 6/1/21	4,705,000	4,769,694
		10,530,394
Food/Beverage/Tobacco - 2.3%
Barry Callebaut Services NV 5.5% 6/15/23 (d)	2,485,000	2,587,233
DS Waters of America, Inc. 10% 9/1/21 (d)	1,485,000	1,648,350
ESAL GmbH 6.25% 2/5/23 (d)	8,920,000	8,429,400
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	4,705,000	4,999,063
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	7,825,000	7,697,844
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (d)	2,930,000	3,113,125
8.25% 2/1/20 (d)	6,670,000	7,303,650
		35,778,665
Gaming - 2.5%
Ameristar Casinos, Inc. 7.5% 4/15/21	7,590,000	8,216,175
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	8,000,000	8,160,000
MCE Finance Ltd. 5% 2/15/21 (d)	5,010,000	5,010,000
MGM Mirage, Inc.:
7.625% 1/15/17	930,000	1,061,363
8.625% 2/1/19	2,760,000	3,305,100
11.375% 3/1/18	2,360,000	3,050,300
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)	3,150,000	3,315,375
11% 10/1/21 (d)	3,140,000	3,297,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	$ 1,490,000	$ 1,501,175
Wynn Macau Ltd. 5.25% 10/15/21 (d)	1,970,000	2,004,475
		38,920,963
Healthcare - 5.3%
Community Health Systems, Inc.:
5.125% 8/15/18	3,535,000	3,711,750
5.125% 8/1/21 (d)	1,125,000	1,153,125
6.875% 2/1/22 (d)	2,255,000	2,356,475
8% 11/15/19	8,020,000	8,811,975
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,420,875
8.75% 3/15/18	165,000	179,438
9.875% 4/15/18	2,425,000	2,643,250
Emergency Medical Services Corp. 8.125% 6/1/19	3,292,000	3,518,325
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	2,960,000	3,189,400
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (d)	2,245,000	2,295,513
HCA Holdings, Inc.:
3.75% 3/15/19	3,820,000	3,834,325
5% 3/15/24	2,360,000	2,364,425
8% 10/1/18	4,350,000	5,154,750
HealthSouth Corp. 7.25% 10/1/18	3,588,000	3,794,310
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)	800,000	821,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,789,625
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	4,565,000	4,770,425
Tenet Healthcare Corp.:
5% 3/1/19 (d)	1,395,000	1,393,256
6% 10/1/20 (d)	5,420,000	5,799,400
6.25% 11/1/18	1,435,000	1,582,984
8.125% 4/1/22	8,620,000	9,632,850
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	4,195,000	4,614,500
6.875% 12/1/18 (d)	4,655,000	4,945,938
VPI Escrow Corp. 6.375% 10/15/20 (d)	2,290,000	2,473,200
		83,251,114
Homebuilders/Real Estate - 3.2%
CBRE Group, Inc. 6.625% 10/15/20	945,000	1,008,788
D.R. Horton, Inc.:
3.625% 2/15/18	3,605,000	3,659,075
3.75% 3/1/19	2,530,000	2,536,325
4.375% 9/15/22	1,675,000	1,641,500

	Principal Amount	Value
4.75% 5/15/17	$ 880,000	$ 932,800
Howard Hughes Corp. 6.875% 10/1/21 (d)	2,870,000	3,099,600
KB Home 4.75% 5/15/19	3,190,000	3,213,925
Lennar Corp.:
4.125% 12/1/18	3,605,000	3,677,100
4.5% 6/15/19	3,290,000	3,347,575
Standard Pacific Corp. 8.375% 5/15/18	14,220,000	16,815,150
Toll Brothers Finance Corp.:
4% 12/31/18	3,350,000	3,433,750
4.375% 4/15/23	5,520,000	5,313,000
5.625% 1/15/24	1,225,000	1,261,750
William Lyon Homes, Inc. 5.75% 4/15/19 (d)	640,000	646,400
		50,586,738
Hotels - 0.7%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)	6,570,000	6,865,650
Playa Resorts Holding BV 8% 8/15/20 (d)	3,665,000	3,958,200
		10,823,850
Leisure - 0.9%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	2,230,000	2,257,875
NCL Corp. Ltd. 5% 2/15/18	5,690,000	5,903,375
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	6,045,000	6,196,125
7.5% 10/15/27	595,000	663,425
		15,020,800
Metals/Mining - 1.0%
CONSOL Energy, Inc.:
8% 4/1/17	2,000,000	2,087,500
8.25% 4/1/20	2,770,000	3,008,913
Imperial Metals Corp. 7% 3/15/19 (d)	320,000	323,875
New Gold, Inc. 6.25% 11/15/22 (d)	7,295,000	7,404,425
Walter Energy, Inc.:
8.5% 4/15/21	3,535,000	2,227,050
9.5% 10/15/19 (d)	900,000	915,750
		15,967,513
Paper - 0.3%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	4,920,000	5,473,500
Publishing/Printing - 0.9%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	8,095,000	9,187,825
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,220,000	2,344,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - continued
R.R. Donnelley & Sons Co.: - continued
7% 2/15/22	$ 1,100,000	$ 1,210,000
7.25% 5/15/18	1,473,000	1,712,363
7.625% 6/15/20	414,000	476,100
		14,931,163
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,609,988
Services - 4.0%
APX Group, Inc.:
6.375% 12/1/19	9,500,000	9,690,000
8.75% 12/1/20	8,815,000	8,969,263
Audatex North America, Inc. 6% 6/15/21 (d)	4,215,000	4,499,513
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9861% 12/1/17 (d)(f)	2,180,000	2,204,525
Bankrate, Inc. 6.125% 8/15/18 (d)	2,580,000	2,734,800
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)	2,370,000	2,506,275
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	4,640,000	4,918,400
FTI Consulting, Inc. 6.75% 10/1/20	3,715,000	4,002,913
Garda World Security Corp. 7.25% 11/15/21 (d)	2,200,000	2,348,500
Hertz Corp.:
4.25% 4/1/18	3,145,000	3,239,350
6.25% 10/15/22	3,740,000	4,001,800
6.75% 4/15/19	2,485,000	2,662,056
The Geo Group, Inc. 5.875% 1/15/22	7,310,000	7,511,025
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind	4,340,000	4,557,000
		63,845,420
Shipping - 1.4%
Aguila 3 SA 7.875% 1/31/18 (d)	4,595,000	4,882,188
CEVA Group PLC:
4% 5/1/18 (d)	3,225,000	3,023,438
7% 3/1/21 (d)	490,000	502,250
9% 9/1/21 (d)	745,000	763,625
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	4,055,000	4,227,338
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	7,410,000	7,576,725

	Principal Amount	Value
8.125% 2/15/19	$ 1,465,000	$ 1,479,650
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	420,000	449,400
		22,904,614
Steel - 1.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	8,990,000	9,192,275
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	1,635,000	1,763,756
11.25% 10/15/18	5,515,000	6,176,800
Steel Dynamics, Inc. 6.125% 8/15/19	7,280,000	7,917,000
		25,049,831
Super Retail - 0.3%
Best Buy Co., Inc. 5% 8/1/18	5,280,000	5,475,888
Technology - 7.1%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	2,440,000	2,610,800
ADT Corp.:
2.25% 7/15/17	1,315,000	1,299,403
4.125% 4/15/19	3,790,000	3,729,360
4.125% 6/15/23	1,305,000	1,168,466
6.25% 10/15/21 (d)	3,545,000	3,642,488
Advanced Micro Devices, Inc. 6.75% 3/1/19 (d)	3,385,000	3,401,925
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	6,115,000	6,436,038
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	3,400,000	3,247,000
First Data Corp.:
6.75% 11/1/20 (d)	3,280,000	3,526,000
7.375% 6/15/19 (d)	3,400,000	3,655,000
8.25% 1/15/21 (d)	6,555,000	7,112,175
Lucent Technologies, Inc.:
6.45% 3/15/29	7,815,000	7,463,325
6.5% 1/15/28	3,265,000	3,101,750
Micron Technology, Inc. 5.875% 2/15/22 (d)	1,190,000	1,246,525
Nuance Communications, Inc. 5.375% 8/15/20 (d)	10,783,000	10,729,085
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)	12,835,000	12,899,175
Sanmina-SCI Corp. 7% 5/15/19 (d)	9,305,000	9,851,669
Seagate HDD Cayman 3.75% 11/15/18 (d)	8,170,000	8,415,100
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (d)	4,745,000	4,750,931
VeriSign, Inc. 4.625% 5/1/23	3,295,000	3,163,200
Viasystems, Inc. 7.875% 5/1/19 (d)	2,810,000	3,027,775
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	$ 2,995,000	$ 3,399,325
10.25% 7/15/19 (d)	315,000	357,525
13.375% 10/15/19	2,705,000	3,171,613
		111,405,653
Telecommunications - 8.9%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	8,465,000	8,697,788
6.75% 11/15/20 (d)	11,270,000	11,918,025
8.875% 1/1/20 (d)	6,325,000	7,178,875
Altice Financing SA:
6.5% 1/15/22 (d)	685,000	722,675
7.875% 12/15/19 (d)	4,180,000	4,566,650
Altice Finco SA 9.875% 12/15/20 (d)	5,890,000	6,714,600
Columbus International, Inc. 7.375% 3/30/21 (d)	1,380,000	1,419,675
Digicel Group Ltd.:
6% 4/15/21 (d)	5,265,000	5,383,463
7% 2/15/20 (d)	295,000	306,800
7.125% 4/1/22 (d)(e)	3,355,000	3,389,557
8.25% 9/1/17 (d)	5,395,000	5,610,800
8.25% 9/30/20 (d)	1,965,000	2,097,638
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	9,505,000	9,386,188
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	4,580,000	4,900,600
Intelsat Jackson Holdings SA 7.25% 4/1/19	1,835,000	1,972,625
Level 3 Financing, Inc. 3.8459% 1/15/18 (d)(f)	7,525,000	7,656,688
MasTec, Inc. 4.875% 3/15/23	2,875,000	2,817,500
Sprint Capital Corp.:
6.875% 11/15/28	1,155,000	1,120,350
8.75% 3/15/32	3,650,000	4,015,000
Sprint Communications, Inc. 9% 11/15/18 (d)	6,240,000	7,628,400
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	5,420,000	5,731,650
6.464% 4/28/19	6,010,000	6,430,700
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	4,310,000	4,460,850
TW Telecom Holdings, Inc.:
5.375% 10/1/22	2,815,000	2,871,300
6.375% 9/1/23	1,535,000	1,642,450
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	2,770,000	2,922,350

	Principal Amount	Value
11.75% 7/15/17 (d)	$ 3,170,000	$ 3,340,388
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	14,708,629	15,407,289
		140,310,874
Textiles & Apparel - 0.2%
The William Carter Co. 5.25% 8/15/21 (d)	3,490,000	3,590,338
TOTAL NONCONVERTIBLE BONDS (Cost $1,317,587,655)		1,368,910,725
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (f) (Cost $0)	11,628	8,140
Common Stocks - 0.0%
Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $1,273,881)	1	136,000
Bank Loan Obligations - 9.7%
	Principal Amount
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (f)	$ 953,475	953,475
Chrysler Group LLC:
term loan 3.25% 12/31/18 (f)	1,965,000	1,955,175
Tranche B, term loan 3.5% 5/24/17 (f)	653,321	653,321
		3,561,971
Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 6.9025% 1/30/19 (f)	9,165,000	8,981,700
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (f)	987,525	989,994
		9,971,694
Building Materials - 0.4%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 3/27/21 (f)	3,120,000	3,112,200
Tranche 2LN, term loan 7.75% 3/27/22 (f)	625,000	618,750
Bank Loan Obligations - continued
	Principal Amount	Value
Building Materials - continued
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (f)	$ 2,039,810	$ 2,039,810
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (f)	70,000	69,913
		5,840,673
Cable TV - 0.2%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (f)	3,870,501	3,831,796
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (g)	525,000	526,969
4.25% 12/17/19 (f)	164,588	165,205
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (f)	1,565,000	1,561,088
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (f)	907,725	911,129
		3,164,391
Diversified Financial Services - 0.6%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (f)	2,400,000	2,397,000
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	3,675,000	3,762,281
TransUnion LLC Tranche B, term loan 3/21/21 (g)	3,405,000	3,422,025
		9,581,306
Electric Utilities - 0.1%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (f)	1,325,000	1,321,688
Energy - 1.3%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (f)	340,000	341,275
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (f)	4,710,000	4,810,323
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (f)	3,645,000	3,635,888
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (f)	7,339,951	7,651,899
Tranche B 1LN, term loan 3.875% 9/30/18 (f)	592,599	593,340
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (f)	360,000	363,600
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (f)	3,780,525	3,782,888
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (f)	249,375	251,570
		21,430,783
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (f)	210,000	210,000

	Principal Amount	Value
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (f)	$ 893,417	$ 895,651
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (f)	455,000	452,725
Tranche B 1LN, term loan 4.25% 2/18/21 (f)	915,000	913,856
		1,366,581
Gaming - 0.1%
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (f)	338,651	345,424
5.5% 11/21/19 (f)	145,136	148,039
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (f)	1,007,475	1,006,216
		1,499,679
Healthcare - 0.8%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (f)	1,087,275	1,096,789
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (f)	3,735,000	3,735,000
Grifols, S.A. Tranche B, term loan 3/7/21 (g)	6,315,000	6,315,000
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/21/21 (f)	610,000	608,475
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (f)	220,000	222,200
Tranche B 1LN, term loan 4.25% 1/28/21 (f)	370,000	370,000
		12,347,464
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 2/21/21 (g)	1,180,000	1,177,050
Insurance - 0.4%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (f)	4,213,620	4,255,756
Tranche B 1LN, term loan 4.5% 11/30/19 (f)	1,424,213	1,427,774
		5,683,530
Leisure - 0.1%
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.2509% 2/1/20 (f)	950,213	952,589
Bank Loan Obligations - continued
	Principal Amount	Value
Metals/Mining - 0.5%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (f)	$ 2,422,825	$ 2,434,939
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (f)	5,427,725	5,434,510
		7,869,449
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (f)	7,151,625	7,241,020
Restaurants - 0.3%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (f)	5,430,000	5,396,063
Services - 0.6%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (f)	4,506,178	4,517,444
Garda World Security Corp.:
term loan 4% 11/8/20 (f)	2,525,892	2,529,049
Tranche DD, term loan 4% 11/8/20 (f)	646,158	646,966
Lineage Logistics Holdings, LLC. Tranche B, term loan 3/31/21 (g)	1,630,000	1,625,925
		9,319,384
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (f)	1,231,913	1,241,152
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 9/27/21 (g)	1,020,000	1,030,200
Tranche B 1LN, term loan 3/27/21 (g)	1,835,000	1,837,294
		2,867,494
Technology - 1.6%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (f)	3,795,000	3,813,975
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (f)	2,578,538	2,559,198
First Data Corp. term loan 4.1545% 3/24/18 (f)	6,685,000	6,693,356
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (f)	3,143,806	3,151,665
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (f)	857,850	854,676

	Principal Amount	Value
NXP BV Tranche D, term loan 3.75% 1/11/20 (f)	$ 3,641,700	$ 3,637,148
Sungard Availability Services Capital, Inc. Tranche B, term loan 3/27/19 (g)	4,680,000	4,680,000
		25,390,018
Telecommunications - 0.6%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (f)	6,477,204	6,501,494
XO Communications LLC. Tranche B, term loan 3/20/21 (g)	3,790,000	3,808,950
		10,310,444
TOTAL BANK LOAN OBLIGATIONS (Cost $151,033,103)		152,471,870
Preferred Securities - 1.1%
Banks & Thrifts - 1.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $15,946,076)	15,315,000	17,307,110
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $38,472,878)	38,472,878	38,472,878
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,524,313,593)		1,577,306,723
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,541,124
NET ASSETS - 100%		$ 1,579,847,847
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $631,421,574 or 40.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,604
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 136,000	$ -	$ -	$ 136,000
Corporate Bonds	1,368,910,725	-	1,368,910,725	-
Commercial Mortgage Securities	8,140	-	-	8,140
Bank Loan Obligations	152,471,870	-	152,471,870	-
Preferred Securities	17,307,110	-	17,307,110	-
Money Market Funds	38,472,878	38,472,878	-	-
Total Investments in Securities:	$ 1,577,306,723	$ 38,472,878	$ 1,538,689,705	$ 144,140
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,523,063,041. Net unrealized appreciation aggregated $54,243,682, of which $60,312,952 related to appreciated investment securities and $6,069,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

March 31, 2014

1.799871.110

VIPVAL-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 1.1%
Tenneco, Inc. (a)	15,500	$ 900,085
Visteon Corp. (a)	21,300	1,883,772
		2,783,857
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	23,800	1,248,310
Media - 2.3%
CBS Corp. Class B	44,900	2,774,820
Twenty-First Century Fox, Inc. Class A	89,200	2,851,724
		5,626,544
Multiline Retail - 1.6%
Dillard's, Inc. Class A	19,400	1,792,560
Target Corp.	35,200	2,129,952
		3,922,512
Specialty Retail - 1.8%
AutoZone, Inc. (a)	3,300	1,772,430
Bed Bath & Beyond, Inc. (a)	20,400	1,403,520
Office Depot, Inc. (a)	302,200	1,248,086
		4,424,036
TOTAL CONSUMER DISCRETIONARY		18,005,259
CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	16,700	1,350,653
Walgreen Co.	29,200	1,928,076
		3,278,729
Food Products - 1.2%
Ingredion, Inc.	20,400	1,388,832
Mondelez International, Inc.	46,600	1,610,030
		2,998,862
Household Products - 1.6%
Procter & Gamble Co.	33,400	2,692,040
Svenska Cellulosa AB (SCA) (B Shares)	38,100	1,121,402
		3,813,442
Personal Products - 0.4%
Coty, Inc. Class A	70,600	1,057,588
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	26,700	2,975,181
TOTAL CONSUMER STAPLES		14,123,802
ENERGY - 14.2%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	37,500	2,316,375

	Shares	Value
Halliburton Co.	58,300	$ 3,433,287
Rowan Companies PLC (a)	32,400	1,091,232
		6,840,894
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.	26,500	2,246,140
Canadian Natural Resources Ltd.	81,500	3,123,614
Chevron Corp.	58,800	6,991,908
Cimarex Energy Co.	11,400	1,357,854
Energen Corp.	36,200	2,925,322
Imperial Oil Ltd.	27,300	1,271,284
Marathon Petroleum Corp.	31,700	2,759,168
Occidental Petroleum Corp.	41,498	3,954,344
Suncor Energy, Inc.	63,500	2,217,761
Whiting Petroleum Corp. (a)	19,900	1,380,861
		28,228,256
TOTAL ENERGY		35,069,150
FINANCIALS - 27.8%
Banks - 11.5%
Bank of America Corp.	411,800	7,082,960
Barclays PLC sponsored ADR	80,800	1,268,560
Citigroup, Inc.	121,047	5,761,837
JPMorgan Chase & Co.	146,519	8,895,170
U.S. Bancorp	125,834	5,393,245
		28,401,772
Capital Markets - 2.8%
Ameriprise Financial, Inc.	16,700	1,838,169
KKR & Co. LP	95,600	2,183,504
UBS AG	134,045	2,773,841
		6,795,514
Consumer Finance - 1.1%
Capital One Financial Corp.	35,400	2,731,464
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	34,100	4,261,477
Insurance - 6.3%
Allied World Assurance Co. Holdings Ltd.	14,900	1,537,531
Allstate Corp.	22,200	1,256,076
Primerica, Inc.	36,100	1,700,671
Prudential PLC	83,843	1,775,330
Reinsurance Group of America, Inc.	31,200	2,484,456
StanCorp Financial Group, Inc.	19,000	1,269,200
The Chubb Corp.	24,100	2,152,130
The Travelers Companies, Inc.	39,500	3,361,450
		15,536,844
Real Estate Investment Trusts - 3.8%
Alexandria Real Estate Equities, Inc.	31,100	2,256,616
American Tower Corp.	28,000	2,292,360
Equity Lifestyle Properties, Inc.	54,700	2,223,555
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.	40,787	$ 1,665,333
SL Green Realty Corp.	8,700	875,394
		9,313,258
Real Estate Management & Development - 0.6%
Forest City Enterprises, Inc. Class A (a)	73,500	1,403,850
TOTAL FINANCIALS		68,444,179
HEALTH CARE - 12.0%
Biotechnology - 0.9%
Amgen, Inc.	19,000	2,343,460
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	162,200	2,192,944
Health Care Providers & Services - 3.3%
Cigna Corp.	38,100	3,190,113
Express Scripts Holding Co. (a)	24,100	1,809,669
McKesson Corp.	18,039	3,185,146
		8,184,928
Pharmaceuticals - 6.9%
Actavis PLC (a)	12,600	2,593,710
Bayer AG	19,500	2,637,525
GlaxoSmithKline PLC sponsored ADR	53,500	2,858,505
Novartis AG sponsored ADR	36,400	3,094,728
Pfizer, Inc.	81,600	2,620,992
Sanofi SA sponsored ADR	59,400	3,105,432
		16,910,892
TOTAL HEALTH CARE		29,632,224
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	17,400	1,105,596
Meggitt PLC	168,800	1,350,510
United Technologies Corp.	23,968	2,800,421
		5,256,527
Air Freight & Logistics - 0.5%
FedEx Corp.	9,700	1,285,832
Commercial Services & Supplies - 0.9%
Iron Mountain, Inc.	79,400	2,189,058
Construction & Engineering - 1.0%
URS Corp.	50,500	2,376,530
Electrical Equipment - 0.5%
Babcock & Wilcox Co.	34,600	1,148,720
Industrial Conglomerates - 1.7%
General Electric Co.	167,448	4,335,229
Machinery - 0.6%
Stanley Black & Decker, Inc.	17,700	1,437,948

	Shares	Value
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	27,900	$ 1,177,101
TOTAL INDUSTRIALS		19,206,945
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	119,900	2,686,959
QUALCOMM, Inc.	26,000	2,050,360
		4,737,319
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	18,400	1,107,864
IT Services - 3.1%
Amdocs Ltd.	29,200	1,356,632
CGI Group, Inc. Class A (sub. vtg.) (a)	36,500	1,126,861
Fidelity National Information Services, Inc.	43,700	2,335,765
Total System Services, Inc.	94,500	2,873,745
		7,693,003
Semiconductors & Semiconductor Equipment - 0.9%
Maxim Integrated Products, Inc.	67,200	2,225,664
Software - 4.4%
Activision Blizzard, Inc.	79,300	1,620,892
Electronic Arts, Inc. (a)	53,100	1,540,431
Intuit, Inc.	15,400	1,197,042
Microsoft Corp.	52,700	2,160,173
Oracle Corp.	73,600	3,010,976
Synopsys, Inc. (a)	32,300	1,240,643
		10,770,157
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	4,600	2,469,004
TOTAL INFORMATION TECHNOLOGY		29,003,011
MATERIALS - 2.6%
Chemicals - 2.0%
Eastman Chemical Co.	24,400	2,103,524
LyondellBasell Industries NV Class A	19,600	1,743,224
Methanex Corp.	18,700	1,196,597
		5,043,345
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	42,000	1,388,940
TOTAL MATERIALS		6,432,285
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	41,472	1,526,584
Common Stocks - continued
	Shares	Value
UTILITIES - 6.2%
Electric Utilities - 2.5%
Edison International	52,107	$ 2,949,777
ITC Holdings Corp.	88,200	3,294,270
		6,244,047
Multi-Utilities - 3.7%
CMS Energy Corp.	69,000	2,020,320
DTE Energy Co.	30,900	2,295,561
NiSource, Inc.	66,300	2,355,639
Sempra Energy	25,500	2,467,380
		9,138,900
TOTAL UTILITIES		15,382,947
TOTAL COMMON STOCKS (Cost $196,068,621)		236,826,386
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $9,500,595)	9,500,595	$ 9,500,595
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $205,569,216)	246,326,981
NET OTHER ASSETS (LIABILITIES) - 0.2%	459,016
NET ASSETS - 100%	$ 246,785,997
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,817
Fidelity Securities Lending Cash Central Fund	1,087
Total	$ 2,904
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,005,259	$ 18,005,259	$ -	$ -
Consumer Staples	14,123,802	14,123,802	-	-
Energy	35,069,150	35,069,150	-	-
Financials	68,444,179	63,895,008	4,549,171	-
Health Care	29,632,224	29,632,224	-	-
Industrials	19,206,945	19,206,945	-	-
Information Technology	29,003,011	29,003,011	-	-
Materials	6,432,285	6,432,285	-	-
Telecommunication Services	1,526,584	1,526,584	-	-
Utilities	15,382,947	15,382,947	-	-
Money Market Funds	9,500,595	9,500,595	-	-
Total Investments in Securities:	$ 246,326,981	$ 241,777,810	$ 4,549,171	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $205,942,985. Net unrealized appreciation aggregated $40,383,996, of which $42,477,014 related to appreciated investment securities and $2,093,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2014

1.799856.110

VIPEI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.3%
Gentex Corp.	492,457	$ 15,527,169
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	552,099	28,024,545
McDonald's Corp.	621,000	60,876,630
Texas Roadhouse, Inc. Class A	550,397	14,354,354
Yum! Brands, Inc.	405,600	30,578,184
		133,833,713
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(j)(k)	127,200	20,561,880
Media - 2.2%
Comcast Corp. Class A	1,545,543	77,308,061
Sinclair Broadcast Group, Inc. Class A	468,304	12,686,355
Time Warner, Inc.	798,508	52,166,528
		142,160,944
Multiline Retail - 1.8%
Kohl's Corp. (h)	668,875	37,992,100
Target Corp.	1,291,760	78,164,398
		116,156,498
Specialty Retail - 0.7%
Abercrombie & Fitch Co. Class A	381,419	14,684,632
Foot Locker, Inc.	344,485	16,183,905
Staples, Inc.	944,036	10,705,368
		41,573,905
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	174,394	8,660,406
TOTAL CONSUMER DISCRETIONARY		478,474,515
CONSUMER STAPLES - 10.6%
Beverages - 1.9%
Molson Coors Brewing Co. Class B	419,800	24,709,428
PepsiCo, Inc.	290,057	24,219,760
The Coca-Cola Co.	1,906,041	73,687,545
		122,616,733
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	433,200	32,429,352
Wal-Mart Stores, Inc.	400,578	30,616,177
Walgreen Co.	815,707	53,861,133
		116,906,662
Food Products - 1.1%
B&G Foods, Inc. Class A	181,113	5,453,312
Kellogg Co.	971,957	60,951,423
		66,404,735
Household Products - 2.2%
Energizer Holdings, Inc.	24,600	2,478,204
Procter & Gamble Co.	1,677,919	135,240,271
		137,718,475

	Shares	Value
Tobacco - 3.6%
Altria Group, Inc.	1,863,196	$ 69,739,426
British American Tobacco PLC sponsored ADR	258,117	28,761,977
Japan Tobacco, Inc.	98,500	3,091,992
Lorillard, Inc.	1,165,715	63,041,867
Philip Morris International, Inc.	413,484	33,851,935
Reynolds American, Inc.	631,700	33,745,414
		232,232,611
TOTAL CONSUMER STAPLES		675,879,216
ENERGY - 14.0%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	434,776	22,947,477
National Oilwell Varco, Inc.	327,206	25,479,531
Noble Corp.	796,165	26,066,442
Schlumberger Ltd.	328,702	32,048,445
		106,541,895
Oil, Gas & Consumable Fuels - 12.3%
Access Midstream Partners LP	210,200	12,097,010
Anadarko Petroleum Corp.	333,186	28,240,845
Apache Corp.	527,068	43,720,291
Canadian Natural Resources Ltd.	921,500	35,317,915
Chevron Corp.	1,551,180	184,450,814
CONSOL Energy, Inc.	597,935	23,887,503
EV Energy Partners LP	652,524	21,853,029
Exxon Mobil Corp.	1,588,169	155,132,348
Holly Energy Partners LP	302,944	10,048,652
HollyFrontier Corp.	201,585	9,591,414
Imperial Oil Ltd.	330,100	15,371,821
Legacy Reserves LP	303,301	7,533,997
Markwest Energy Partners LP	635,429	41,506,222
Occidental Petroleum Corp.	430,487	41,021,106
Royal Dutch Shell PLC Class A sponsored ADR	454,929	33,237,113
Scorpio Tankers, Inc.	327,173	3,261,915
Suncor Energy, Inc.	1,240,500	43,324,925
The Williams Companies, Inc.	1,739,049	70,570,608
Williams Partners LP	155,800	7,936,452
		788,103,980
TOTAL ENERGY		894,645,875
FINANCIALS - 23.5%
Banks - 9.6%
Bank of America Corp.	690,800	11,881,760
CIT Group, Inc. (h)	187,438	9,188,211
Citigroup, Inc.	610,200	29,045,520
Comerica, Inc.	268,748	13,921,146
FirstMerit Corp.	434,121	9,042,740
JPMorgan Chase & Co. (h)	4,523,164	274,601,285
M&T Bank Corp.	446,891	54,207,878
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
PNC Financial Services Group, Inc.	182,500	$ 15,877,500
Standard Chartered PLC (United Kingdom)	1,042,321	21,782,138
U.S. Bancorp	1,436,638	61,574,305
Wells Fargo & Co.	2,236,486	111,242,814
		612,365,297
Capital Markets - 4.9%
Apollo Global Management LLC Class A	415,450	13,211,310
Apollo Investment Corp.	2,271,163	18,873,365
Ares Capital Corp.	834,895	14,710,850
Ashmore Group PLC	2,378,942	13,163,330
BlackRock, Inc. Class A	92,757	29,170,221
Carlyle Group LP	364,900	12,822,586
Charles Schwab Corp.	730,569	19,966,451
Greenhill & Co., Inc.	141,703	7,365,722
Invesco Ltd.	320,800	11,869,600
KKR & Co. LP	2,188,157	49,977,506
Morgan Stanley	973,375	30,340,099
State Street Corp.	397,902	27,674,084
The Blackstone Group LP	1,856,226	61,719,515
		310,864,639
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	241,617	30,194,876
KKR Financial Holdings LLC	4,153,460	48,055,532
TPG Specialty Lending, Inc.	321,000	5,328,600
		83,579,008
Insurance - 4.8%
ACE Ltd.	535,511	53,047,720
AFLAC, Inc.	178,449	11,249,425
Brasil Insurance Participacoes e Administracao SA	965,300	4,854,153
esure Group PLC	1,874,500	8,740,828
MetLife, Inc. (h)	2,861,170	151,069,776
MetLife, Inc. unit	93,000	2,855,100
Prudential Financial, Inc.	296,662	25,112,438
The Chubb Corp.	71,100	6,349,230
The Travelers Companies, Inc.	183,445	15,611,170
Validus Holdings Ltd.	789,447	29,770,046
		308,659,886
Real Estate Investment Trusts - 2.7%
American Capital Agency Corp.	1,471,848	31,630,014
Annaly Capital Management, Inc.	2,386,009	26,174,519
CBL & Associates Properties, Inc.	719,900	12,778,225
Coresite Realty Corp.	266,347	8,256,757
First Potomac Realty Trust	1,231,757	15,914,300
Home Properties, Inc.	397,272	23,883,993
Piedmont Office Realty Trust, Inc. Class A	405,824	6,959,882
Rayonier, Inc.	257,881	11,839,317
Retail Properties America, Inc.	1,073,432	14,534,269

	Shares	Value
Two Harbors Investment Corp.	1,464,834	$ 15,014,549
Ventas, Inc.	109,690	6,643,923
		173,629,748
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(k)	257,800	5,478,250
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	301,008	4,524,150
TOTAL FINANCIALS		1,499,100,978
HEALTH CARE - 8.6%
Biotechnology - 0.6%
Amgen, Inc.	299,300	36,915,662
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc. (h)	234,700	17,269,226
Covidien PLC	168,300	12,396,978
St. Jude Medical, Inc.	128,946	8,431,779
		38,097,983
Health Care Providers & Services - 1.1%
Aetna, Inc.	125,364	9,398,539
Quest Diagnostics, Inc.	259,082	15,006,029
UnitedHealth Group, Inc.	434,523	35,626,541
WellPoint, Inc.	100,160	9,970,928
		70,002,037
Pharmaceuticals - 6.3%
AbbVie, Inc.	122,724	6,308,014
Astellas Pharma, Inc.	1,071,500	12,706,641
AstraZeneca PLC sponsored ADR	721,440	46,807,027
Johnson & Johnson	1,313,768	129,051,431
Merck & Co., Inc.	1,331,794	75,605,945
Pfizer, Inc.	2,437,912	78,305,733
Sanofi SA	186,368	19,475,300
Teva Pharmaceutical Industries Ltd. sponsored ADR	711,422	37,591,538
		405,851,629
TOTAL HEALTH CARE		550,867,311
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.8%
United Technologies Corp.	448,371	52,387,668
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	598,828	31,372,599
PostNL NV (a)	701,300	3,199,875
United Parcel Service, Inc. Class B	978,137	95,250,981
		129,823,455
Airlines - 0.1%
Copa Holdings SA Class A	22,200	3,223,218
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	659,308	17,989,554
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	301,800	$ 9,159,630
Republic Services, Inc.	1,679,726	57,379,440
		84,528,624
Electrical Equipment - 0.6%
Eaton Corp. PLC	138,200	10,381,584
Emerson Electric Co.	197,603	13,199,880
Hubbell, Inc. Class B	124,100	14,875,867
		38,457,331
Industrial Conglomerates - 2.4%
General Electric Co.	5,880,476	152,245,524
Machinery - 0.9%
Cummins, Inc.	129,100	19,234,609
Stanley Black & Decker, Inc. (h)	461,953	37,529,062
		56,763,671
Professional Services - 0.6%
Acacia Research Corp.	524,326	8,011,701
Bureau Veritas SA	221,800	6,800,299
Michael Page International PLC	2,398,999	19,629,503
		34,441,503
Road & Rail - 0.3%
Union Pacific Corp.	113,977	21,388,924
TOTAL INDUSTRIALS		573,259,918
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 2.8%
Cisco Systems, Inc.	6,764,631	151,595,381
QUALCOMM, Inc.	335,039	26,421,176
		178,016,557
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	410,561	24,719,878
IT Services - 3.9%
Accenture PLC Class A	453,871	36,182,596
IBM Corp.	614,723	118,328,030
Paychex, Inc.	1,966,369	83,767,319
Xerox Corp.	1,059,532	11,972,712
		250,250,657
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	2,455,100	50,133,142
Broadcom Corp. Class A	1,698,360	53,464,373
Maxim Integrated Products, Inc.	349,267	11,567,723
		115,165,238
Software - 1.8%
CA Technologies, Inc.	484,517	15,005,491
Microsoft Corp. (h)	2,457,424	100,729,810
		115,735,301

	Shares	Value
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	38,851	$ 20,852,886
EMC Corp.	558,764	15,315,721
		36,168,607
TOTAL INFORMATION TECHNOLOGY		720,056,238
MATERIALS - 1.0%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	169,700	6,138,673
RPM International, Inc.	441,452	18,470,352
Tronox Ltd. Class A	125,500	2,983,135
		27,592,160
Metals & Mining - 0.6%
Commercial Metals Co.	754,827	14,251,134
Freeport-McMoRan Copper & Gold, Inc.	655,578	21,679,964
Goldcorp, Inc.	35,300	861,186
		36,792,284
TOTAL MATERIALS		64,384,444
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,743,393	61,140,793
CenturyLink, Inc.	1,101,725	36,180,649
Verizon Communications, Inc.	2,367,344	112,614,554
Verizon Communications, Inc. CDI	335,115	15,978,283
		225,914,279
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	6,950,180	25,558,060
TOTAL TELECOMMUNICATION SERVICES		251,472,339
UTILITIES - 3.9%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	428,271	21,696,209
FirstEnergy Corp.	565,359	19,239,167
Hawaiian Electric Industries, Inc. (e)	563,987	14,336,550
NextEra Energy, Inc.	351,387	33,599,625
Northeast Utilities	209,169	9,517,190
Pinnacle West Capital Corp.	108,900	5,952,474
PPL Corp.	1,227,547	40,680,908
Southern Co.	1,439,177	63,237,437
Xcel Energy, Inc.	678,494	20,599,078
		228,858,638
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	86,821	$ 2,056,789
Sempra Energy	189,609	18,346,567
		20,403,356
TOTAL UTILITIES		249,261,994
TOTAL COMMON STOCKS (Cost $4,644,370,519)		5,957,402,828
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 1.1%
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
Crown Castle International Corp. Series A, 4.50%	113,000	11,418,650
Weyerhaeuser Co. Series A, 6.375%	111,500	6,083,719
		17,502,369
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	29,880	8,602,153
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	138,500	9,219,945
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	90,807	5,571,009
Series E, 5.599%	158,600	10,006,074
		15,577,083
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	188,700	9,884,106
Dominion Resources, Inc.:
Series A, 6.125%	112,300	6,457,250
Series B, 6.00%	112,400	6,493,348
		22,834,704
TOTAL UTILITIES		38,411,787
TOTAL CONVERTIBLE PREFERRED STOCKS		73,736,254
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	48,218	12,495,018

	Shares	Value
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (f)	22,163	$ 21,890,118
Series A, 8.50%	121,466	3,322,095
		25,212,213
TOTAL NONCONVERTIBLE PREFERRED STOCKS		37,707,231
TOTAL PREFERRED STOCKS (Cost $96,165,507)		111,443,485
Corporate Bonds - 3.6%
		Principal Amount (d)
Convertible Bonds - 3.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	10,160,665
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 2.75% 3/15/21 (f)		2,600,000	2,749,500
TOTAL CONSUMER DISCRETIONARY			12,910,165
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Amyris, Inc. 3% 2/27/17		1,383,000	1,173,614
BPZ Energy, Inc. 8.5% 10/1/17		2,730,000	3,159,975
Chesapeake Energy Corp. 2.5% 5/15/37		9,290,000	9,466,510
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		3,600,000	3,229,560
Cobalt International Energy, Inc. 2.625% 12/1/19		3,520,000	3,304,400
Ship Finance International Ltd. 3.25% 2/1/18		7,260,000	8,004,150
			28,338,209
FINANCIALS - 0.4%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		4,250,000	4,621,875
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		4,760,000	7,526,988
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		10,438,000	12,587,184
TOTAL FINANCIALS			24,736,047
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Theravance, Inc. 2.125% 1/15/23		$ 5,420,000	$ 6,995,188
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		3,510,000	6,239,376
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		10,668,000	11,548,110
Molina Healthcare, Inc. 1.125% 1/15/20		7,140,000	8,045,888
WellPoint, Inc. 2.75% 10/15/42		13,970,000	20,422,394
			40,016,392
TOTAL HEALTH CARE			53,250,956
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14		6,020,000	7,073,801
Construction & Engineering - 0.2%
Layne Christensen Co. 4.25% 11/15/18 (f)		3,590,000	3,823,350
MasTec, Inc.:
4% 6/15/14		2,870,000	7,874,563
4.25% 12/15/14		1,180,000	3,318,750
			15,016,663
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		3,940,000	3,895,872
TOTAL INDUSTRIALS			25,986,336
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16		12,210,000	12,622,088
Liberty Interactive LLC 0.75% 3/30/43 (f)		3,250,000	4,074,850
			16,696,938
Semiconductors & Semiconductor Equipment - 0.3%
GT Advanced Technologies, Inc.:
3% 10/1/17		9,240,000	21,240,450
3% 12/15/20		460,000	742,900
			21,983,350
Software - 0.2%
TiVo, Inc. 4% 3/15/16 (f)		8,310,000	11,226,810
TOTAL INFORMATION TECHNOLOGY			49,907,098
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.25% 6/1/14		660,000	669,834

		Principal Amount (d)	Value
Goldcorp, Inc. 2% 8/1/14		$ 7,990,000	$ 8,025,955
Newmont Mining Corp. 1.25% 7/15/14		5,130,000	5,136,413
			13,832,202
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (f)		6,400,000	6,547,072
TOTAL CONVERTIBLE BONDS			215,508,085
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ILFC E-Capital Trust I 5.46% 12/21/65 (f)(i)		540,000	510,300
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		6,530,000	6,644,275
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,220,000	3,292,450
Walter Energy, Inc. 8.5% 4/15/21		5,250,000	3,307,500
			6,599,950
TOTAL NONCONVERTIBLE BONDS			13,754,525
TOTAL CORPORATE BONDS (Cost $194,245,950)			229,262,610
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $3,931,535)	2,560,000	3,880,979
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	85,263,296	$ 85,263,296
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,916,600	4,916,600
TOTAL MONEY MARKET FUNDS (Cost $90,179,896)		90,179,896
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,028,893,407)		6,392,169,798
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,679,198)
NET ASSETS - 100%		$ 6,380,490,600
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Baxter International, Inc.	5/17/14 - $77.50	780	$ 22,723	$ (29,640)
CIT Group, Inc.	4/19/14 - $50.00	903	84,014	(32,960)
JPMorgan Chase & Co.	4/19/14 - $60.00	9,005	469,422	(1,188,660)
Kohl's Corp.	4/19/14 - $57.50	1,670	90,178	(121,075)
MetLife, Inc.	4/19/14 - $55.00	9,321	311,508	(237,685)
Microsoft Corp.	4/19/14 - $41.00	3,690	87,931	(271,215)
Microsoft Corp.	7/19/14 - $42.00	3,690	273,829	(492,615)
Stanley Black & Decker, Inc.	4/19/14 - $85.00	1,708	89,499	(38,430)
TOTAL WRITTEN OPTIONS			$ 1,429,104	$ (2,412,280)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,868,710 or 1.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $167,661,993.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,040,130 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,156,000
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,016
Fidelity Securities Lending Cash Central Fund	54,768
Total	$ 82,784
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 490,969,533	$ 470,407,653	$ -	$ 20,561,880
Consumer Staples	675,879,216	675,879,216	-	-
Energy	894,645,875	894,645,875	-	-
Financials	1,541,815,560	1,494,089,723	42,247,587	5,478,250
Health Care	559,469,464	539,994,164	19,475,300	-
Industrials	582,479,863	582,479,863	-	-
Information Technology	720,056,238	720,056,238	-	-
Materials	64,384,444	64,384,444	-	-
Telecommunication Services	251,472,339	225,914,279	25,558,060	-
Utilities	287,673,781	262,212,592	25,461,189	-
Corporate Bonds	229,262,610	-	229,262,610	-
Preferred Securities	3,880,979	-	3,880,979	-
Money Market Funds	90,179,896	90,179,896	-	-
Total Investments in Securities:	$ 6,392,169,798	$ 6,020,243,943	$ 345,885,725	$ 26,040,130
Derivative Instruments:
Liabilities
Written Options	$ (2,412,280)	$ (2,412,280)	$ -	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $5,031,930,748. Net unrealized appreciation aggregated $1,360,239,050, of which $1,580,916,114 related to appreciated investment securities and $220,677,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

March 31, 2014

1.799852.110

VIPOVRS-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 2.8%
BHP Billiton Ltd.	318,002	$ 10,778,756
Carsales.com Ltd.	320,637	3,226,342
CSL Ltd.	169,506	10,934,823
Fortescue Metals Group Ltd.	258,379	1,258,009
G8 Education Ltd.	2,116,425	9,951,257
iSelect Ltd.	5,845,427	6,179,996
Macquarie Group Ltd.	99,742	5,358,567
Rio Tinto Ltd.	24,301	1,432,210
TOTAL AUSTRALIA		49,119,960
Bailiwick of Jersey - 1.7%
Experian PLC	283,400	5,107,404
Glencore Xstrata PLC	1,246,535	6,417,361
Informa PLC	813,663	7,169,093
WPP PLC	556,407	11,474,584
TOTAL BAILIWICK OF JERSEY		30,168,442
Belgium - 1.0%
Ageas	66,760	2,974,832
Anheuser-Busch InBev SA NV	33,577	3,536,173
Hamon & Compagnie International SA (a)(d)	62,254	1,279,602
KBC Groupe SA	58,487	3,597,657
UCB SA	72,400	5,796,997
TOTAL BELGIUM		17,185,261
Bermuda - 0.9%
Clear Media Ltd.	2,035,000	1,839,148
Oriental Watch Holdings Ltd.	7,028,000	1,748,732
Signet Jewelers Ltd.	111,400	11,792,804
TOTAL BERMUDA		15,380,684
Brazil - 1.1%
Anhanguera Educacional Participacoes SA	579,300	3,574,350
BB Seguridade Participacoes SA	564,000	6,241,534
Cielo SA	301,440	9,606,490
TOTAL BRAZIL		19,422,374
British Virgin Islands - 0.9%
Gem Diamonds Ltd. (a)	802,019	2,313,159
Mail.Ru Group Ltd.:
GDR (e)	6,600	233,970
GDR (Reg. S)	387,300	13,729,785
TOTAL BRITISH VIRGIN ISLANDS		16,276,914
Canada - 0.5%
Bauer Performance Sports Ltd. (a)	55,161	708,037
Entertainment One Ltd. (a)	1,114,000	6,128,777
MDC Partners, Inc. Class A (sub. vtg.)	37,700	860,314
TOTAL CANADA		7,697,128
Cayman Islands - 3.6%
Autohome, Inc. ADR Class A (d)	39,900	1,532,559

	Shares	Value
Biostime International Holdings Ltd. (d)	930,000	$ 6,378,650
Bitauto Holdings Ltd. ADR (a)	110,100	3,945,984
Cimc Enric Holdings Ltd.	1,596,000	2,251,046
Ctrip.com International Ltd. sponsored ADR (a)	76,700	3,867,214
GCL-Poly Energy Holdings Ltd. (a)	19,483,000	7,033,121
Greatview Aseptic Pack Co. Ltd.	4,056,000	2,154,415
Hengdeli Holdings Ltd.	38,097,800	7,318,471
Home Inns & Hotels Management, Inc. sponsored ADR (a)	41,000	1,323,890
Qunar Cayman Islands Ltd. sponsored ADR (d)	36,800	1,125,712
Shenguan Holdings Group Ltd.	2,636,000	1,094,298
SouFun Holdings Ltd. ADR	91,000	6,226,220
Springland International Holdings Ltd.	1,943,000	861,719
Tencent Holdings Ltd.	258,000	17,945,078
TOTAL CAYMAN ISLANDS		63,058,377
China - 0.2%
TravelSky Technology Ltd. (H Shares)	3,969,000	3,520,495
Denmark - 2.3%
Danske Bank A/S	96,100	2,677,646
Novo Nordisk A/S:
Series B	80,625	3,671,039
Series B sponsored ADR	521,500	23,806,475
Vestas Wind Systems A/S (a)	224,200	9,010,446
TOTAL DENMARK		39,165,606
France - 9.2%
AXA SA	114,920	2,986,698
AXA SA sponsored ADR	135,400	3,520,400
Beneteau SA (a)	196,900	3,176,446
BNP Paribas SA	137,903	10,637,096
Bollore (d)	6,408	4,063,078
Bollore (a)	34	21,612
Danone SA	174,112	12,300,555
Edenred SA	116,400	3,652,164
Gameloft Se (a)	537,900	5,691,171
Havas SA	854,500	6,396,915
Iliad SA	19,126	5,514,832
Ipsos SA	134,292	5,448,467
LVMH Moet Hennessy - Louis Vuitton SA	95,996	17,450,241
Pernod Ricard SA	80,600	9,382,761
Safran SA	110,900	7,683,376
Sanofi SA	139,290	14,555,688
Sanofi SA sponsored ADR	404,222	21,132,726
Societe Generale Series A	86,251	5,312,013
Solocal Group SA (a)(d)	843,800	2,162,178
Total SA (d)	298,200	19,628,894
TOTAL FRANCE		160,717,311
Germany - 3.9%
adidas AG	78,800	8,526,210
Allianz SE	74,132	12,529,703
Common Stocks - continued
	Shares	Value
Germany - continued
Axel Springer Verlag AG	128,900	$ 8,249,436
Bayer AG	141,478	19,135,986
Commerzbank AG (a)	55,520	1,019,956
CTS Eventim AG	91,262	6,085,191
Deutsche Bank AG	58,446	2,619,466
Linde AG	23,487	4,698,217
SAP AG	62,681	5,084,409
TOTAL GERMANY		67,948,574
Hong Kong - 1.2%
AIA Group Ltd.	2,299,400	10,909,292
Television Broadcasts Ltd.	1,741,000	10,426,023
TOTAL HONG KONG		21,335,315
India - 0.1%
INFO Edge India Ltd. (a)	90,742	936,828
Ireland - 3.2%
C&C Group PLC	3,275,800	21,341,532
CRH PLC	377,783	10,570,891
Glanbia PLC	451,000	6,921,506
Kingspan Group PLC (United Kingdom)	489,800	9,264,633
Paddy Power PLC (Ireland)	87,600	6,939,223
TOTAL IRELAND		55,037,785
Isle of Man - 0.3%
Playtech Ltd.	436,355	4,921,329
Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	4,657,858
Italy - 1.9%
Assicurazioni Generali SpA	158,500	3,533,025
Eni SpA	169,700	4,255,464
Eni SpA sponsored ADR (d)	67,900	3,406,543
Intesa Sanpaolo SpA	1,175,900	3,985,147
Lottomatica SpA	82,800	2,515,231
Moleskine SpA (d)	518,821	875,573
Prada SpA	993,000	7,770,915
Tod's SpA (d)	52,281	6,788,349
TOTAL ITALY		33,130,247
Japan - 17.2%
Cosmos Pharmaceutical Corp.	119,600	13,974,480
Daiwa Securities Group, Inc.	490,000	4,263,140
DENSO Corp.	87,400	4,189,848
Dentsu, Inc.	431,700	16,374,611
East Japan Railway Co.	43,300	3,190,813
Enigmo, Inc. (a)	77,800	4,409,533
Fuji Media Holdings, Inc.	161,900	2,972,441
Hitachi Ltd.	1,948,000	14,381,398
Honda Motor Co. Ltd.	313,100	11,016,942
Japan Tobacco, Inc.	301,600	9,467,461
Jin Co. Ltd. (d)	229,600	6,862,529
JTEKT Corp.	219,800	3,266,707

	Shares	Value
Kakaku.com, Inc.	221,800	$ 3,608,024
Keyence Corp.	35,520	14,649,870
Mitsubishi Corp.	357,000	6,627,060
Mitsubishi Electric Corp.	750,000	8,443,540
Mitsubishi UFJ Financial Group, Inc.	2,681,700	14,767,546
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	489,200	2,710,168
MS&AD Insurance Group Holdings, Inc.	177,500	4,065,397
NEXT Co. Ltd. (d)	853,100	6,612,217
Nomura Holdings, Inc.	505,000	3,239,515
Nomura Holdings, Inc. sponsored ADR	57,600	370,368
ORIX Corp.	1,385,200	19,500,030
Pigeon Corp.	35,100	1,584,711
Rakuten, Inc.	1,908,800	25,465,461
Shinsei Bank Ltd.	679,000	1,335,436
Ship Healthcare Holdings, Inc.	97,600	3,744,572
SMC Corp.	21,000	5,539,166
SoftBank Corp.	356,800	26,963,522
Start Today Co. Ltd.	171,200	4,383,874
Sumitomo Mitsui Financial Group, Inc.	335,300	14,372,275
Suzuki Motor Corp.	128,100	3,343,520
THK Co. Ltd.	158,500	3,558,053
Tokio Marine Holdings, Inc.	136,600	4,100,051
Toshiba Corp.	672,000	2,845,168
Toyota Motor Corp.	314,000	17,707,667
Toyota Motor Corp. sponsored ADR	47,500	5,362,750
TOTAL JAPAN		299,269,864
Korea (South) - 1.5%
Naver Corp.	27,771	20,184,756
Samsung Electronics Co. Ltd.	4,728	5,962,721
TOTAL KOREA (SOUTH)		26,147,477
Netherlands - 1.4%
AEGON NV	259,400	2,389,363
ASML Holding NV	31,411	2,932,531
ING Groep NV (Certificaten Van Aandelen) (a)	577,484	8,212,798
Koninklijke Philips Electronics NV	304,416	10,709,099
TOTAL NETHERLANDS		24,243,791
Nigeria - 0.2%
Guinness Nigeria PLC	941,861	1,141,304
Nigerian Breweries PLC	1,827,733	1,694,072
TOTAL NIGERIA		2,835,376
Norway - 1.4%
DNB ASA	447,800	7,785,160
Schibsted ASA (B Shares) (d)	256,700	15,930,679
Statoil ASA	14,100	397,828
Statoil ASA sponsored ADR	30,700	866,354
TOTAL NORWAY		24,980,021
Common Stocks - continued
	Shares	Value
Philippines - 0.7%
Alliance Global Group, Inc.	9,464,300	$ 6,026,196
Melco Crown Philippines Resort (a)	18,428,700	5,352,393
TOTAL PHILIPPINES		11,378,589
South Africa - 2.8%
Clicks Group Ltd.	931,242	5,798,149
Life Healthcare Group Holdings Ltd.	621,600	2,273,729
Naspers Ltd. Class N	368,600	40,660,141
TOTAL SOUTH AFRICA		48,732,019
Spain - 1.5%
Atresmedia Corporacion de Medios de Comunicacion SA	547,000	8,417,428
Banco Bilbao Vizcaya Argentaria SA	592,060	7,119,055
Banco Bilbao Vizcaya Argentaria SA rights 4/17/14 (a)	592,060	138,661
Banco Santander SA (Spain)	335,797	3,205,573
Grifols SA ADR	189,000	7,805,700
TOTAL SPAIN		26,686,417
Sweden - 2.3%
Eniro AB (a)	526,500	4,718,106
Investment AB Kinnevik (B Shares)	215,300	7,950,296
Nordea Bank AB	608,800	8,634,927
Svenska Cellulosa AB (SCA) (B Shares)	518,300	15,255,187
Swedbank AB (A Shares)	102,432	2,749,013
TOTAL SWEDEN		39,307,529
Switzerland - 7.7%
Compagnie Financiere Richemont SA Series A	166,087	15,856,278
Credit Suisse Group AG	324,618	10,507,262
Credit Suisse Group AG sponsored ADR (d)	61,252	1,983,340
Julius Baer Group Ltd.	55,980	2,484,130
Nestle SA	520,059	39,144,663
Sika AG (Bearer)	1,800	7,362,480
Swatch Group AG (Bearer)	29,240	18,323,579
Swiss Re Ltd.	46,826	4,340,694
Syngenta AG (Switzerland)	38,450	14,596,593
UBS AG	591,162	12,233,126
UBS AG (NY Shares)	184,900	3,831,128
Zurich Insurance Group AG	11,638	3,572,822
TOTAL SWITZERLAND		134,236,095
Taiwan - 0.4%
MediaTek, Inc.	323,000	4,767,704
Wowprime Corp.	191,300	2,776,606
TOTAL TAIWAN		7,544,310
Thailand - 0.2%
Thai Beverage PCL	7,953,000	3,825,078
United Kingdom - 17.0%
Alabama Noor Hospitals Group PLC	121,600	2,177,271

	Shares	Value
Anglo American PLC ADR	96,800	$ 1,233,232
Aviva PLC	329,400	2,628,180
Barclays PLC	2,571,808	10,008,149
Barclays PLC sponsored ADR	199,250	3,128,225
BG Group PLC	408,438	7,609,364
BHP Billiton PLC	415,946	12,843,862
BP PLC	464,793	3,734,637
Brammer PLC	1,085,200	8,855,991
Burberry Group PLC	325,500	7,570,070
Dechra Pharmaceuticals PLC	159,300	1,774,054
Diageo PLC	524,328	16,285,158
Dunelm Group PLC	464,300	7,318,716
Foxtons Group PLC	435,300	2,608,929
GlaxoSmithKline PLC	447,200	11,924,735
Hays PLC	2,206,800	5,334,647
HSBC Holdings PLC:
(United Kingdom)	929,678	9,413,379
sponsored ADR	252,732	12,846,368
ITV PLC	3,573,900	11,410,005
Johnson Matthey PLC	164,298	8,959,577
Lloyds Banking Group PLC (a)	11,728,444	14,672,520
M&C Saatchi PLC (d)	519,500	2,479,167
Perform Group PLC (a)	726,600	2,967,810
Poundland Group PLC (a)	168,154	1,065,284
Prudential PLC	220,034	4,659,100
Reckitt Benckiser Group PLC	111,600	9,092,456
Rightmove PLC	63,200	2,779,499
Rio Tinto PLC	142,915	7,970,049
Rio Tinto PLC sponsored ADR (d)	34,900	1,948,467
Rolls-Royce Group PLC	322,708	5,778,148
Royal Bank of Scotland Group PLC (a)	255,480	1,325,481
Royal Dutch Shell PLC:
Class A (United Kingdom)	455,190	16,631,639
Class B (United Kingdom)	380,537	14,856,321
Royal Mail PLC	117,700	1,104,739
SABMiller PLC	351,000	17,525,831
Standard Chartered PLC (United Kingdom)	263,560	5,507,804
Sthree PLC	229,400	1,529,777
Taylor Wimpey PLC	2,474,500	4,859,677
Travis Perkins PLC	432,100	13,579,078
Vodafone Group PLC	2,016,381	7,414,885
William Hill PLC	1,942,144	11,041,053
TOTAL UNITED KINGDOM		296,453,334
United States of America - 7.1%
BlackRock, Inc. Class A	14,100	4,434,168
Boston Beer Co., Inc. Class A (a)	8,900	2,178,097
Deckers Outdoor Corp. (a)(d)	99,200	7,909,216
Dunkin' Brands Group, Inc.	136,400	6,844,552
eBay, Inc. (a)	122,700	6,777,948
Facebook, Inc. Class A (a)	169,000	10,180,560
GNC Holdings, Inc.	95,400	4,199,508
Google, Inc. Class A (a)	15,200	16,940,552
Common Stocks - continued
	Shares	Value
United States of America - continued
LinkedIn Corp. (a)	17,200	$ 3,180,968
Lorillard, Inc.	65,500	3,542,240
MercadoLibre, Inc. (d)	49,400	4,698,434
Monsanto Co.	60,503	6,883,426
Nimble Storage, Inc.	2,600	98,514
priceline.com, Inc. (a)	8,360	9,964,200
Tiffany & Co., Inc.	116,500	10,036,475
TripAdvisor, Inc. (a)	50,100	4,538,559
Verizon Communications, Inc. CDI	60,121	2,866,569
Visa, Inc. Class A	62,000	13,383,320
Yahoo!, Inc. (a)	133,000	4,774,700
TOTAL UNITED STATES OF AMERICA		123,432,006
TOTAL COMMON STOCKS (Cost $1,317,218,272)		1,678,752,394
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Sartorius AG (non-vtg.)	39,500	5,397,095
Volkswagen AG	75,447	19,551,031
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,922,010)		24,948,126
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	21,581,735	$ 21,581,735
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	54,631,879	54,631,879
TOTAL MONEY MARKET FUNDS (Cost $76,213,614)		76,213,614
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,405,353,896)		1,779,914,134
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(39,552,681)
NET ASSETS - 100%		$ 1,740,361,453

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $233,970 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,812
Fidelity Securities Lending Cash Central Fund	130,826
Total	$ 141,638
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 498,720,815	$ 469,996,206	$ 28,724,609	$ -
Consumer Staples	206,122,220	134,855,671	71,266,549	-
Energy	71,387,044	11,882,261	59,504,783	-
Financials	304,996,609	171,094,118	133,902,491	-
Health Care	134,130,890	103,979,428	30,151,462	-
Industrials	129,597,116	118,888,017	10,709,099	-
Information Technology	214,565,314	209,480,905	5,084,409	-
Materials	101,420,704	44,660,553	56,760,151	-
Telecommunication Services	42,759,808	35,344,923	7,414,885	-
Money Market Funds	76,213,614	76,213,614	-	-
Total Investments in Securities:	$ 1,779,914,134	$ 1,376,395,696	$ 403,518,438	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 25,825,529
Level 2 to Level 1	$ 264,233,230
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,426,503,833. Net unrealized appreciation aggregated $353,410,301, of which $454,956,046 related to appreciated investment securities and $101,545,745 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

March 31, 2014

1.799861.110

VIPGRWT-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.1%
Allison Transmission Holdings, Inc.	166,000	$ 4,970,040
Automobiles - 3.7%
Harley-Davidson, Inc.	1,987,852	132,410,822
Tesla Motors, Inc. (a)(d)	208,227	43,404,918
		175,815,740
Diversified Consumer Services - 1.4%
Anhanguera Educacional Participacoes SA	2,640,000	16,289,114
H&R Block, Inc.	408,760	12,340,464
Kroton Educacional SA	1,850,100	40,687,523
		69,317,101
Hotels, Restaurants & Leisure - 3.7%
China Lodging Group Ltd. ADR (a)	415,900	10,218,663
Chipotle Mexican Grill, Inc. (a)	34,394	19,537,512
Dunkin' Brands Group, Inc.	582,595	29,234,617
Las Vegas Sands Corp.	128,000	10,339,840
Starbucks Corp.	860,773	63,163,523
Yum! Brands, Inc.	577,384	43,528,980
		176,023,135
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	172,755	23,491,225
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	97,342	32,757,530
TripAdvisor, Inc. (a)	235,653	21,347,805
		54,105,335
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	243,618	4,123,503
Media - 0.7%
Comcast Corp. Class A (special) (non-vtg.)	712,919	34,761,930
Specialty Retail - 4.1%
CarMax, Inc. (a)(d)	465,400	21,780,720
Five Below, Inc. (a)	165,200	7,017,696
Home Depot, Inc.	1,406,132	111,267,225
TJX Companies, Inc.	338,830	20,550,040
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	81,544	7,948,909
Urban Outfitters, Inc. (a)	786,300	28,676,361
		197,240,951
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	1,342,740	15,520,712
Michael Kors Holdings Ltd. (a)	265,403	24,754,138
NIKE, Inc. Class B	544,776	40,237,155
		80,512,005
TOTAL CONSUMER DISCRETIONARY		820,360,965

	Shares	Value
CONSUMER STAPLES - 9.2%
Beverages - 1.2%
Monster Beverage Corp. (a)	138,607	$ 9,626,256
SABMiller PLC	485,142	24,223,694
The Coca-Cola Co.	550,438	21,279,933
		55,129,883
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	216,700	24,201,056
Sprouts Farmers Market LLC	62,695	2,258,901
Whole Foods Market, Inc.	467,266	23,695,059
		50,155,016
Food Products - 4.6%
Keurig Green Mountain, Inc. (d)	1,541,237	162,739,215
Mead Johnson Nutrition Co. Class A	52,186	4,338,744
The Hershey Co.	494,044	51,578,194
		218,656,153
Household Products - 1.7%
Procter & Gamble Co.	1,036,123	83,511,514
Personal Products - 0.7%
Herbalife Ltd.	560,855	32,120,166
TOTAL CONSUMER STAPLES		439,572,732
ENERGY - 3.3%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	207,312	23,239,675
Oceaneering International, Inc.	422,874	30,387,726
Pason Systems, Inc.	544,044	13,759,810
RigNet, Inc. (a)	420,094	22,613,660
		90,000,871
Oil, Gas & Consumable Fuels - 1.4%
Bonanza Creek Energy, Inc. (a)	462,234	20,523,190
Continental Resources, Inc. (a)	120,564	14,982,488
Noble Energy, Inc.	190,800	13,554,432
Pioneer Natural Resources Co.	107,598	20,135,890
		69,196,000
TOTAL ENERGY		159,196,871
FINANCIALS - 8.0%
Banks - 1.0%
HDFC Bank Ltd. sponsored ADR	1,131,949	46,443,867
Capital Markets - 5.2%
BlackRock, Inc. Class A	94,306	29,657,351
Carlyle Group LP	50,700	1,781,598
E*TRADE Financial Corp. (a)	1,352,486	31,134,228
Harvest Capital Credit Corp. (d)	161,500	2,382,125
Invesco Ltd.	1,361,593	50,378,941
KKR & Co. LP	604,500	13,806,780
Legg Mason, Inc.	396,642	19,451,324
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
The Blackstone Group LP	2,900,448	$ 96,439,896
Virtus Investment Partners, Inc. (a)	21,193	3,669,992
		248,702,235
Consumer Finance - 0.6%
American Express Co.	282,793	25,459,854
Shriram Transport Finance Co. Ltd.	478,307	6,116,814
		31,576,668
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	95,200	11,897,144
McGraw Hill Financial, Inc.	353,613	26,980,672
		38,877,816
Real Estate Management & Development - 0.4%
Leopalace21 Corp. (a)	320,900	1,538,977
Realogy Holdings Corp. (a)	375,301	16,306,828
		17,845,805
TOTAL FINANCIALS		383,446,391
HEALTH CARE - 14.8%
Biotechnology - 8.6%
Actelion Ltd.	72,344	6,849,378
Alexion Pharmaceuticals, Inc. (a)	212,281	32,294,309
Biogen Idec, Inc. (a)	233,205	71,330,413
BioMarin Pharmaceutical, Inc. (a)	317,125	21,631,096
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	478,086
Enanta Pharmaceuticals, Inc. (d)	609,980	24,393,100
Gilead Sciences, Inc. (a)	2,227,090	157,811,597
Insmed, Inc. (a)	1,229,502	23,409,718
Kamada (a)	1,109,100	16,043,131
Ophthotech Corp.	198,539	7,095,784
Theravance, Inc. (a)(d)	1,053,788	32,604,201
uniQure B.V.	115,005	1,788,328
Vanda Pharmaceuticals, Inc. (a)	865,010	14,056,413
		409,785,554
Health Care Equipment & Supplies - 0.7%
AxoGen, Inc. (a)	306,540	934,947
GI Dynamics, Inc. CDI (a)	704,680	372,507
Intuitive Surgical, Inc. (a)	12,000	5,255,880
The Cooper Companies, Inc.	190,400	26,153,344
		32,716,678
Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	483,176	7,378,266
Express Scripts Holding Co. (a)	594,204	44,618,778
Qualicorp SA (a)	992,800	10,041,763
		62,038,807

	Shares	Value
Health Care Technology - 0.2%
Castlight Health, Inc. Class B (a)	31,800	$ 674,796
Cerner Corp. (a)	186,087	10,467,394
		11,142,190
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	231,698	34,444,225
Pharmaceuticals - 3.3%
AbbVie, Inc.	836,647	43,003,656
Actavis PLC (a)	437,566	90,072,961
Perrigo Co. PLC	163,077	25,221,489
		158,298,106
TOTAL HEALTH CARE		708,425,560
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.7%
TransDigm Group, Inc.	219,996	40,743,259
United Technologies Corp.	753,677	88,059,621
		128,802,880
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	149,082	8,767,512
Building Products - 0.3%
A.O. Smith Corp.	273,618	12,591,900
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	858,635	26,059,572
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	398,694	25,317,069
MasTec, Inc. (a)	76,200	3,310,128
		28,627,197
Electrical Equipment - 1.6%
AMETEK, Inc.	442,500	22,784,325
Generac Holdings, Inc.	420,100	24,773,297
Power Solutions International, Inc. (a)	70,043	5,265,132
Roper Industries, Inc.	176,017	23,500,030
		76,322,784
Industrial Conglomerates - 1.9%
Danaher Corp.	1,212,026	90,901,950
Machinery - 1.8%
Caterpillar, Inc.	258,103	25,647,695
Graco, Inc.	52,262	3,906,062
Haitian International Holdings Ltd.	266,000	533,612
Manitowoc Co., Inc.	1,461,205	45,954,897
Sun Hydraulics Corp.	58,700	2,542,297
Weg SA	370,900	5,181,811
		83,766,374
Professional Services - 0.7%
Equifax, Inc.	150,887	10,264,843
Verisk Analytics, Inc. (a)	419,304	25,141,468
		35,406,311
TOTAL INDUSTRIALS		491,246,480
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 26.1%
Electronic Equipment & Components - 0.8%
National Instruments Corp.	71,200	$ 2,042,728
TE Connectivity Ltd.	560,514	33,748,548
		35,791,276
Internet Software & Services - 14.6%
Cornerstone OnDemand, Inc. (a)	257,965	12,348,785
Cvent, Inc.	320,619	11,590,377
Facebook, Inc. Class A (a)	5,634,609	339,428,842
Google, Inc. Class A (a)	208,998	232,930,361
Naver Corp.	45,797	33,286,568
SPS Commerce, Inc. (a)	251,729	15,468,747
Textura Corp. (d)	769,184	19,391,129
Xoom Corp. (a)	73,430	1,433,354
Yahoo!, Inc. (a)	995,888	35,752,379
		701,630,542
IT Services - 2.0%
Gartner, Inc. Class A (a)	152,922	10,618,904
Visa, Inc. Class A	390,368	84,264,836
		94,883,740
Software - 7.8%
ANSYS, Inc. (a)	5,410	416,678
Computer Modelling Group Ltd.	557,800	14,713,205
Diligent Board Member Services, Inc. (a)	630,921	2,272,311
Electronic Arts, Inc. (a)	1,021,221	29,625,621
FireEye, Inc. (d)	316,943	19,514,181
Fleetmatics Group PLC (a)	165,050	5,520,923
Microsoft Corp.	3,671,900	150,511,181
NetSuite, Inc. (a)	20,371	1,931,782
salesforce.com, Inc. (a)	1,468,462	83,834,496
ServiceNow, Inc. (a)	109,600	6,567,232
SolarWinds, Inc. (a)	304,707	12,989,659
Solera Holdings, Inc.	80,800	5,117,872
SS&C Technologies Holdings, Inc. (a)	799,808	32,008,316
Tableau Software, Inc.	104,200	7,927,536
		372,950,993
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	82,361	44,206,443
TOTAL INFORMATION TECHNOLOGY		1,249,462,994
MATERIALS - 4.5%
Chemicals - 1.9%
FMC Corp.	379,605	29,062,559
Monsanto Co.	281,849	32,065,961
Sherwin-Williams Co.	161,260	31,789,184
		92,917,704
Construction Materials - 2.6%
Eagle Materials, Inc.	785,252	69,620,442

	Shares	Value
James Hardie Industries PLC sponsored ADR	212,000	$ 14,471,120
Vulcan Materials Co.	611,846	40,657,167
		124,748,729
TOTAL MATERIALS		217,666,433
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	1,959,586	21,183,125
UTILITIES - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	1,066,437	39,831,422
TOTAL COMMON STOCKS (Cost $3,197,151,640)		4,530,392,973
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,848,302)	1,049,416	4,848,302
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 0.10% (b)	259,998,013	259,998,013
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	244,205,975	244,205,975
TOTAL MONEY MARKET FUNDS (Cost $504,203,988)		504,203,988
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $3,706,203,930)		5,039,445,263
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(246,509,863)
NET ASSETS - 100%		$ 4,792,935,400
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,971,805 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,848,302
NJOY, Inc.	9/11/13	$ 1,968,433
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,536
Fidelity Securities Lending Cash Central Fund	118,810
Total	$ 139,346
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 825,209,267	$ 816,237,462	$ -	$ 8,971,805
Consumer Staples	439,572,732	439,572,732	-	-
Energy	159,196,871	159,196,871	-	-
Financials	383,446,391	383,446,391	-	-
Health Care	708,425,560	707,947,474	478,086	-
Industrials	491,246,480	491,246,480	-	-
Information Technology	1,249,462,994	1,249,462,994	-	-
Materials	217,666,433	217,666,433	-	-
Telecommunication Services	21,183,125	21,183,125	-	-
Utilities	39,831,422	39,831,422	-	-
Money Market Funds	504,203,988	504,203,988	-	-
Total Investments in Securities:	$ 5,039,445,263	$ 5,029,995,372	$ 478,086	$ 8,971,805

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 64,083,947
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $3,715,559,679. Net unrealized appreciation aggregated $1,323,885,584, of which $1,366,890,724 related to appreciated investment securities and $43,005,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014